Commitments (Tables)	12 Months Ended
Sep. 01, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Operating Lease Commitments
Minimum future operating lease commitments (including amounts attributed to the embedded operating lease in our Inotera supply agreement) as of September 1, 2016 were as follows:

2017	$419
2018	400
2019	127
2020	15
2021	11
2022 and thereafter	29
$1,001